Contingencies and Commitments	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
Note 16 — Contingencies and Commitments
Commitments
The Company leases office space and vehicles under
non-cancelable
operating leases in various countries in which it does business. Future minimum non-cancelable
lease payments, which include rent and other payments the Company is obligated to make, based on the Company’s contractual obligations as of September 30, 2019 are as follows:

For the year ended September 30,
2020	$69,043
2021	60,544
2022	51,863
2023	31,951
2024	24,350
Thereafter	93,845

$331,596

Rent expense net of sublease income was approximately $65,692, $63,603 and $55,480 for fiscal years 2019, 2018 and 2017, respectively. The Company had immaterial committed future sublease income as of September 30, 2019.
Legal Proceedings
The Company is involved in various legal claims and proceedings arising in the normal course of its business. The Company accrues for a loss contingency when it determines that it is probable, after consultation with counsel, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the results of any such contingencies, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Since 2014, the Company has been defending a lawsuit against certain of its subsidiaries in the U.S. District Court in Oregon alleging breach of contract and trade secret misappropriation. According to the suit, the Company improperly utilized information received in connection with its electronic payment processing solution, which is one of several components of its mobile financial services offerings. During fiscal year 2016, the District Court denied the Company’s motions to dismiss and to compel arbitration with respect to certain of the claims, and the proceedings continued. The District Court scheduled a tentative jury trial date for late October 2018. The Company filed a motion for summary judgment with the District Court during fiscal year 2018 and the District Court partially granted the motion with respect to two trade secrets. In October 2018, while continuing to deny the plaintiff’s allegations, the Company entered into a settlement agreement with the plaintiff, which included a $50,000 settlement payment by the Company, in consideration for a mutual release of each party and its respective customers with no admission of liability or fault. As a result of the settlement, the lawsuit was dismissed with prejudice on November 13, 2018. During fiscal year 2019 the Company paid the settlement amount of $50,000 and $5,000 in legal and other fees which were accrued as of September 30, 2018.
Certain of the Company’s subsidiaries are currently in a dispute with a state-owned telecom enterprise in Ecuador, which appears to have political aspects. The Company’s counterparty has claimed monetary damages. The dispute is over contracts, under which the Company was providing certain services, which have been terminated by the counterparty in connection with such dispute and which are under scrutiny by certain local governmental authorities. The Company believes it has solid arguments and is vigorously defending its rights. To date, however, such defense efforts, including motions alleging constitutional defects, have encountered a dismissive approach by the Ecuadorian Courts, with reasoning that the Company believes is inconsistent with applicable law. The Company is unable to reasonably estimate the ultimate outcome of the above dispute.
Guarantor’s Accounting and Disclosure Requirements for Guarantees
In the ordinary course of its business, the Company provides certain customers with financial performance guarantees which, in certain cases, are backed by lines of credit. The Company is only liable for the amounts of those guarantees in the event of the Company’s nonperformance, which would permit the customer to exercise the guarantee.
The Company generally offers its products with a limited warranty. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been incurred after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2019, 2018 and 2017.
The Company generally indemnifies its customers against claims made by third parties arising from the use of the Company’s software and certain other matters. To date, the Company has incurred and recorded immaterial costs as a result of such obligations in its consolidated financial statements.